Non-controlling Interests (Tables)	12 Months Ended
May 31, 2022
Noncontrolling Interest [Abstract]
Summary of Changes in Non-controlling Interest

Non-controlling interests
US$
Balance as of May 31, 2020	136,516
Purchase of non-controlling interests	(626)
Koolearn Holding additional shares issuance	30,000
Share-based compensation expenses from Koolearn Holding	39,527
Exercise of share options in Koolearn Holding	1,929
Foreign currency translation adjustment	1,948
Net loss attributed to non-controlling interests	(104,393)

Balance as of May 31, 2021	104,901

Share-based compensation expenses from Koolearn Holding	14,481
Exercise of share options in Koolearn Holding	175
Foreign currency translation adjustment	1,016
Net loss attributed to non-controlling interests	(32,555)

Balance as of May 31, 2022	88,018

Schedule of Effects of Changes in Ownership Interest on Equity
The effects of changes in the Company’s ownership interest in subsidiaries on the Company’s equity are as follows:

	For the years ended May 31,
	2020	2021	2022
	US$	US$	US$
Net income/(loss) attribute to New Oriental Education & Technology Group Inc.’s shareholders	413,333	334,414	(1,187,721)
Share option gain/(loss)	5,752	—	(5,751)
Increase (decrease) in the Company’s additional paid-in capital resulting from reclassification and capital injection of non-controlling interests	103	(128)	—
Decrease in the Company’s additional paid-in capital resulting from repurchase shares from non-controlling interests	(20,045)	(19,092)	—

Changes from net income/(loss) attributable to New Oriental Education & Technology Group Inc.’s shareholders and transfers to non-controlling interests	399,143	315,194	(1,193,472)